Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosures - Amounts Due From Affiliated Companies (Table)
	December 31, 2022	December 31, 2021
Peers Business Inc. (Other related party)	$(10,000)	$(15,000)
Navios Shipmanagement Inc. (Other related party)	(1,319)	(384)
Total	$(11,319)	$(15,384)